Organization and principal activities	12 Months Ended
Dec. 31, 2020
Organization and principal activities
Organization and principal activities

1.    Organization and principal activities

Fangdd Network Group Ltd. (the “Company”) was incorporated in the Cayman Islands on September 19, 2013 as an exempted company with limited liability under the Companies Law (2011 Revision) (as consolidated and revised) of the Cayman Islands. The registered office of the Company is at the offices of Appleby Trust (Cayman) Ltd., Clifton House, 75 Fort Street, P.O. Box 1350, Grand Cayman KY1-1108, Cayman Islands.

The Company is an investment holding company. The Company, through its consolidated subsidiaries, variables interest entity and variables interest entity’s subsidiaries (together, “the Group”) is principally engaged in the provision of real estate information services through its online platform which also offers integrated marketing services for individual customers, real estate developers and agents in the People’s Republic of China (the “PRC”).

The accompanying Consolidated Financial Statements include the financial statements of the Company, its subsidiaries, variable interest entity (“VIE”) and the VIE’s subsidiaries.

Variable interest entity

The Group conducts the business in the PRC through Shenzhen Fangdd Network Technology Co. Ltd. (“Shenzhen Fangdd”), a limited liability company established under the laws of the PRC on October 10, 2011. Shenzhen Fangdd holds the necessary PRC operating licenses for the real estate agency and online business. The equity interests of Shenzhen Fangdd are legally held by individuals who act as nominee equity holders of Shenzhen Fangdd on behalf of Shenzhen Fangdd Information Technology Co. Ltd. (“Fangdd Information”). Shenzhen Fangdd entered into a series of contractual agreements with its legal shareholders and Fangdd Information, including the Business Operation Agreement, Powers of Attorney, Equity Interest Pledge Agreements, Exclusive Option Agreements, Operation Maintenance Service Agreement and Technology Development and Application Service Agreement (collectively, the “Shenzhen Fangdd VIE Agreements”) in March 2014 and were subsequently amended in 2017 to reflect the registration of the Equity Interest Pledge Agreements with the relevant registration authority and amended when certain nominee equity holders transferred their nominal shareholdings in Shenzhen Fangdd to other nominee equity holders.

Pursuant to the Shenzhen Fangdd VIE Agreements, the Group, through Fangdd Information, is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of Shenzhen Fangdd, and has an exclusive option to purchase all or part of the equity interests in Shenzhen Fangdd when and to the extent permitted by PRC law at a nominal price. The Company’s management concluded that Shenzhen Fangdd is a consolidated VIE of the Group and Fangdd Information is the primary beneficiary of Shenzhen Fangdd. As such, the financial results of Shenzhen Fangdd and its subsidiaries are included in the Consolidated Financial Statements of the Company.

The principal terms of the agreements entered into among Shenzhen Fangdd, the nominee equity holders and Fangdd Information are further described below.

●	Business Operation Agreement

Fangdd Information, Shenzhen Fangdd and Shenzhen Fangdd’s shareholders have entered into a business operation agreement, pursuant to which Shenzhen Fangdd and its shareholders undertake not to enter into any transactions that may have material effects on Shenzhen Fangdd’s assets, obligations, rights or business operations without Fangdd Information’s prior written consent.

Additionally, Shenzhen Fangdd’s shareholders undertake that, without the Fangdd Information’s prior written consent, they shall not (a) sell, transfer, pledge or otherwise dispose of any rights associated with their equity interests in Shenzhen Fangdd, (b) approve any merger or acquisition of Shenzhen Fangdd, (c) take any actions that may have a material adverse effect on Shenzhen Fangdd’s assets, businesses and liabilities, or sell, transfer, pledge or otherwise dispose or impose other encumbrances of any assets, businesses or income of Shenzhen Fangdd, (d) request Shenzhen Fangdd to declare dividend or make other distribution, (e) amend Shenzhen Fangdd’s articles of association, (f) increase, decrease or otherwise change Shenzhen Fangdd’s registered capital. Fangdd Information may request Shenzhen Fangdd to transfer at any time all the intellectual property rights held by Shenzhen Fangdd to Fangdd Information or any person designated by Fangdd Information. Shenzhen Fangdd and certain of its shareholders, including Yi Duan, Jiancheng Li and Xi Zeng, shall be jointly and severally responsible for the performance of their obligations under this agreement. This agreement has a term of ten years, which may be extended upon Fangdd Information’s unilateral written confirmation prior to the expiry. Shenzhen Fangdd has no right of transfer without Fangdd information’s written confirmation or right of early termination while Fangdd Information may unilaterally transfer its rights and obligations under this agreement to third parties at any time through written notification and may early terminate this agreement via a 30-day prior written notice.

●	Powers of Attorney

Each of the shareholders of Shenzhen Fangdd has issued a power of attorney, irrevocably appointing Mr. Jiancheng Li, a director of Fangdd Information, as such shareholder’s attorney-in-fact to exercise all shareholder rights, including, but not limited to, the right to call shareholders’ meeting, the right to vote on all matters of Shenzhen Fangdd that require shareholders’ approval, and the right to dispose of all or part of the shareholder’s equity interest in Shenzhen Fangdd, on behalf of such shareholder. The foregoing authorization is conditioned upon Mr. Jiancheng Li’s continuing directorship at Fangdd Information and Fangdd Information’s written consent to such authorization. In the event that Mr. Jiancheng Li ceases to serve as a director of Fangdd Information or that Fangdd Information requests the shareholders to terminate the authorization in writing, the power of attorney will terminate immediately and the shareholder shall then appoint any person designated by Fangdd Information as his or her attorney-in-fact to exercise all shareholder rights. Other than the foregoing circumstances, the power of attorney will remain in force until the termination of the business operation agreement and during its effective term, shall not be amended or terminated without consent of Fangdd Information.

●	Equity Interest Pledge Agreements

Each of the shareholders of Shenzhen Fangdd has entered into an equity interest pledge agreement with Fangdd Information and Shenzhen Fangdd, pursuant to which, the shareholders have pledged all of his or her equity interest in Shenzhen Fangdd to Fangdd Information to guarantee the performance by Shenzhen Fangdd and its shareholders of their obligations under the main contracts, which include technology development and application service agreement, the operation maintenance service agreement, the business operation agreement and the exclusive option agreements. Each shareholder of Shenzhen Fangdd agrees that, during the term of the equity interest pledge agreement, he or she will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Fangdd Information. The equity interest pledge agreements remain effective until Shenzhen Fangdd and its shareholders discharge all of their obligations under the main contracts. The Company has registered the equity pledge with the local branches of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law.

●	Exclusive Option Agreements

Fangdd Information, Shenzhen Fangdd and each of the Shenzhen Fangdd’s shareholders have entered into an exclusive option agreement, pursuant to which each of the Shenzhen Fangdd’s shareholders has irrevocably granted Fangdd Information an exclusive option, to the extent permitted by PRC law, to purchase, or have its designated person or persons to purchase, at its discretion all or part of the shareholder’s equity interests in Shenzhen Fangdd or all or part of Shenzhen Fangdd’s assets. The purchase price shall be a nominal price unless where PRC laws and regulations require valuation of the equity interests or the assets, or promulgates other restrictions on the purchase price, or otherwise prohibits purchasing the equity interests or the assets at a nominal price. If the PRC laws and regulations prohibit purchasing the equity interests or the assets at a nominal price, the purchase price shall be equal to the original investment of the equity interests made by such shareholders or the book value of the assets. Where PRC laws and regulations require valuation of the equity interests or the assets or promulgates other restrictions on the purchase price, the purchase price shall be the minimum price permitted under PRC laws and regulations. However, if the minimum price permitted under PRC laws and regulations exceed the original investment of the equity interests or the book value of the assets, Shenzhen Fangdd’s shareholders shall reimburse Fangdd Information the exceeded amount after deducting all taxes and fees paid under PRC laws and regulations. The shareholders of Shenzhen Fangdd undertake, among other things, that they shall not take any actions that may have material effects on Shenzhen Fangdd’s assets, businesses and liabilities, nor shall they appoint or replace any directors, supervisors and officers of Shenzhen Fangdd without Fangdd Information’s prior written consent. These agreements have terms of ten years, which may be extended upon Fangdd Information’s written confirmation prior to the expiry.

●	Operation Maintenance Service Agreement

Fangdd Information and Shenzhen Fangdd have entered into an operation maintenance service agreement, pursuant to which Fangdd Information has the exclusive right to provide Shenzhen Fangdd with operation maintenance services and marketing services. Without Fangdd Information’s written consent, Shenzhen Fangdd shall not engage any third party to provide the services covered by this agreement. Shenzhen Fangdd agrees to pay service fees on an annual basis and at an amount determined by Fangdd Information after taking into account factors such as the labor cost, facility cost and marketing expenses incurred by Fangdd Information in providing the services. Unless otherwise agreed by both parties, this agreement will remain effective until Fangdd Information ceases business operations.

●	Technology Development and Application Service Agreement

Fangdd Information and Shenzhen Fangdd have entered into a technology development and application service agreement, pursuant to which, Fangdd Information has the exclusive right to provide Shenzhen Fangdd with technology development and application services. Without Fangdd Information’s written consent, Shenzhen Fangdd shall not accept any technology development and application services covered by this agreement from any third party. Shenzhen Fangdd agrees to pay service fees on an annual basis and at an amount determined by Fangdd Information after taking into account multiple factors, such as the labor and time consumed for provision of the service, the type and complexity of the services provided, the difficulties in providing the service, the commercial value of services provided and the market price of comparable services. Unless otherwise agreed by the parties, this agreement will remain effective until Fangdd Information ceases business operations.

Risks in relation to Shenzhen Fangdd structure

In the opinion of the Company’s management, the contractual arrangements have resulted in Fangdd Information having the power to direct activities that most significantly impact Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries at its discretion. Fangdd Information considers that it has the right to receive all the benefits and assets of Shenzhen Fangdd and Shenzhen Fangdd’ subsidiaries. As Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries were established as limited liability companies under the PRC law, their creditors do not have recourse to the general credit of Fangdd Information for the liabilities of Shenzhen Fangdd and VIE’s subsidiaries, and Fangdd Information does not have the obligation to assume the liabilities of Shenzhen Fangdd and VIE’ subsidiaries.

The Group has determined that Shenzhen Fangdd VIE Agreements are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce Shenzhen Fangdd VIE Agreements.

If the PRC government finds that these contractual arrangements do not comply with its restrictions on foreign investment in the internet business, or if the PRC government otherwise finds that the Group, the VIE, or any of its subsidiaries is in violation of PRC laws or regulations or lack the necessary permits or licenses to operate the business, the relevant PRC regulatory authorities, including but not limited to the Ministry of Industry and Information Technology of the People’s Republic China (“MIIT”), which regulates internet information service companies, would have broad discretion in dealing with such violations, including:

●	revoking the business and operating licenses;
●	discontinuing or restricting the operations;
●	imposing fines or confiscating any of the income that they deem to have been obtained through illegal operations;
●	imposing conditions or requirements with which the Group or the PRC subsidiaries and affiliates may not be able to comply;
●	requiring the Company or the PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;
●	placing restrictions on the right to collect revenues;
●	restricting or prohibiting the use of the proceeds from this offering to finance the business and operations of the VIE; and
●	taking other regulatory or enforcement actions that could be harmful to the business.

The imposition of any of these penalties could have a material and adverse effect on the business, financial condition and results of operations. If any of these penalties results in the inability to direct the activities of the VIE that most significantly impact its economic performance, and/or failure to receive the economic benefits from the VIE, the Group may not be able to consolidate the financial results of the VIE and its subsidiaries in Consolidated Financial Statements in accordance with U.S. generally accepted accounting principles.

There is no VIE in which the Group has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Group to provide additional financial support to Shenzhen Fangdd.

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2019 and 2020, and consolidated operating results and cash flows information for the years ended December 31, 2018, 2019 and 2020, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	645,332	473,733
Restricted cash	957	9,390
Short-term investments	11,500	9,000
Accounts receivable, net	2,189,980	2,252,103
Loans to equity method investees	—	92,116
Amount due from related parties*	3,095	583,662
Prepayments and other current assets	194,423	182,559
Total current assets	3,045,287	3,602,563
Property, equipment and software	8,298	14,291
Equity method investments	574,930	468,088
Long-term equity investment	40,000	40,000
Deferred tax assets	7,289	3,558
Other non-current assets	7,255	7,488
Total non-current assets	637,772	533,425
Total assets	3,683,059	4,135,988
Short-term bank borrowings	490,000	443,444
Accounts payable	1,897,219	1,775,826
Customers’ refundable fees	44,916	36,074
Current instalments of long-term loans from a related party**	—	300,000
Amounts due to related parties*	278,487	118,826
Accrued expenses and other payables	283,749	269,434
Income tax payables	7	510
Total current liabilities	2,994,378	2,944,114
Non-current liabilities
Income tax payables	11,061	22,622
Long-term loans from a related party excluding current instalments**	534,000	1,007,000
Total non-current liabilities	545,061	1,029,622
Total liabilities	3,539,439	3,973,736

*     Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**   Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2019: 0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenue	2,282,216	3,599,436	2,450,937
Net income (loss)	107,511	(520,230)	(83,285)
Net cash provided by (used in) operating activities	116,937	103,298	(312,630)
Net cash (used in) provided by investing activities	(303,375)	(206,192)	14,500
Net cash provided by financing activities	31,900	329,000	134,964
Net (decrease) increase in cash, cash equivalents and restricted cash	(154,538)	226,106	(163,166)
Cash, cash equivalents and restricted cash at the beginning of the year	574,721	420,183	646,289
Cash, cash equivalents and restricted cash at the end of the year	420,183	646,289	483,123

Sales Commitment Arrangements

Certain property sales contracts entered with real estate developers provide the Group with exclusive selling rights for the selected properties for a specific period of time (the “Exclusive Sales Contracts”), which typically lasts for several months. Certain of these Exclusive Sales Contracts requires the Group or, in case of tri-party agreements (see below), the Group’s equity method investees to purchase any unsold units of properties at the end of the exclusive sales period (the “Sales Commitment Arrangements”). Under the Sales Commitment Arrangements, the real estate developers either enter into project sales contracts with the Group directly (the “Self-Commitment Arrangements”) or enter into tri-party agreements with the Group and its equity method investees (the “Non-Group Commitment Arrangements”). The Group, or in case of tri-party agreements, its equity method investees is required to advance real estate developer an initial deposit prior to the commencement of the exclusive sales period. The amount of initial deposits required is generally determined at a percentage of the minimum transaction price, as pre-agreed with the real estate developer, of the properties (the “Base Transaction Price”) to be sold to home purchasers in the market during the exclusive sales period. The amount of deposits advanced by the Group, or its equity method investees are adjusted throughout the exclusive sales period based on an agreed schedule such that 100% of the Base Transaction Price for the unsold properties, if any, is advanced to the real estate developers at the end of the exclusive sales period. If all properties are sold during the exclusive sales period, any outstanding deposits are immediately returned to the Group, or its equity method investees. Under all of these arrangements, the Group is responsible to render the properties sales services as specified in the exclusive sales contracts.

For Self-Commitment Arrangements, the Group is required under the project sales contracts to advance the deposits and purchase any unsold properties at the Base Transaction Price at the end of exclusive sales period. The Group would either finance the entire deposits with its own fund or by entering into separate collaborative agreements with certain funds providers (the “Self-Commitment Collaborative Agreements”) that, are either independent third parties or the Group’s equity method investees, to fully or partially fund the deposits required. The funds providers provide the Group with the funds required and requested the funds to be designated for use in a specific Self-Commitment Arrangement. Pursuant to the Self-Commitment Collaborative Agreements, the Group is required to share with the funds provider a portion of the Base Commission Income (see note 2(u)) and any Sales Incentive Income (see note 2(u)) earned, based on the agreed profit sharing arrangements. However, the Group does not commit or guarantee them any minimum return. Also, there is no limit on the reward that accrues to either the Group or the funds providers. The amounts of profit shared with the funds providers under the Self-Commitment Collaborative Agreements are recorded in “Cost of revenue” in the Consolidated Statements of Comprehensive Loss. The funds provided by these independent third parties or equity method investees to the Company to fulfil the deposits requirement under the Self-Commitment Arrangements are recorded as “Amounts due to third parties under collaborative agreements” or “Amounts due to equity method investees under collaborative agreements”. The deposits paid by the Group to the property developers, either using entirely its own funds or combining its own funds with funds provided by funds providers, are recorded as “Deposits with real estate developers” on the Consolidated Balance Sheets. The Group has not entered into any Self-Commitment Arrangements with real estate developers from 2018 onwards, all amounts due to third parties and equity method investees under collaboration agreements were fully repaid during the year ended December 2018.

For Non-Group Commitment Arrangements, the equity method investees of the Group are obliged to pay the deposits required directly to the real estate developers and subject to the commitment to purchase any unsold properties at the Base Transaction Price at the end of exclusive sales period. No payable to the equity method investees or deposits with real estate developers were recorded on the Consolidated Balance Sheets in respect of the deposits payments or refund transactions directly made by the funds providers to property developers, as the Group is not the obligator for such deposit payments or the purchase commitment regarding the unsold properties. The Group would enter into separate collaborative agreements (the “Non-Group Collaborative Agreements”) to set out the basis of sharing of the Base Commission Income and any Sales Incentive Income earned, with the equity method investees under the Non-Group Commitment Arrangements. And the Group does not commit or guarantee them any minimum return. Also, there is no limit on the reward that accrues to either the Group or these equity method investees.

Under certain Non-Group Commitment Arrangements entered into amongst the Group, the equity method investees and real estate developers in 2019 and 2020, the equity method investee (i.e. fund provider) has the option to withdraw from the arrangement by paying a penalty to the real estate developer at any time during the term of the arrangement. The withdrawal penalty is based on either not more than 10% of the total Based Transaction Price of all properties or not more than 10% of the Based Transaction Price of the unsold properties at the withdrawal date. The Group is not responsible for the penalty payment. Upon the withdrawal by the fund provider, the Non-Group Commitment Arrangement would be terminated, and the Group would cease to have the right of exclusive sales. The withdrawal option of the fund provider is included in all outstanding Non-Group Commitment Arrangements as of December 31, 2020. There was no such withdrawal of the fund provider during the year ended December 31, 2020.

Although the Group is responsible to design and execute the overall sales plan as well as managing and directing its Registered Agents to facilitate the property transactions, the equity method investees do not simply provide financial resources but also participate in these processes through joint evaluation with the Group about the marketability of the specified properties and their pricing strategy. The Non-Group Collaborative Arrangements are accounted for under ASC 808 with costs incurred and revenue generated by the Group and the equity method investees reported in their respective Consolidated Statements of Comprehensive Loss. Revenue earned from the real estate developer for property sales contracts with Non-Group Collaborative Agreements simultaneously entered with equity method investees are presented on a gross basis with the Base Commission Income and Sales Incentive Income recognized as “Revenue” and the amounts of profit shared with equity method investees recorded in “Cost of Revenue” in the Consolidated Statements of Comprehensive Loss as the Group is deemed to be the principal under these arrangements.

During the years ended December 31, 2019 and 2020, the Group earned Base Commission Income of RMB166,265 and RMB22,077 and Sales Incentive Income of RMB25,584 and RMB2,009 for those exclusive sales contracts with Sales Commitment Arrangements, respectively, pursuant to which the Group shared RMB76,525 and RMB15,803 with the funds providers (including the Group’s equity method investees).

The Group believes its key management has sufficient knowledge and experience in the relevant real estate markets and has in place adequate process that guides its selection of projects, negotiation of terms and ongoing monitoring of risks.

Prior to entering into a Sales Commitment Arrangements, the Group would assess the marketability of the specified properties, the reasonableness of the Base Transaction Price and other relevant factors. The Group performs such assessment based on the results of its research activities and other factors such as the availability of agents’ resources and has determined that the probability of all properties under such arrangements not being sold within the exclusive sales period is low. The Group believes that the developers enter into such Sales Commitment Arrangement largely due to liquidity consideration in that it could shorten the cash payback period through the receipts of deposits under the arrangement. Also, such Sales Commitment Arrangement may provide higher return to the developer when the properties are sold at a price in excess of the Base Transaction price. Therefore, the Group determines that it is remote that the real estate developers will request the Group, or for Non-Group Commitment Arrangements, the Group’s equity method investees to purchase the unsold properties at the end of exclusive sales period. Management has concluded such assessment is supported by the historical experiences where developers agreed to an extended sales period for a few months in those limited instances where certain properties remained unsold at the end of exclusive sales period.

The Group began to enter into the above-mentioned Sales Commitment Arrangements in 2016. From 2018 onwards, the Group has not entered into any new property sales contracts with real estate developers under Self-Commitment Arrangements. Since then, all new property sales contracts with Sales Commitment Arrangement are entered with the property developers and equity method investees in tri-party agreements under the Non-Group Commitment Arrangements, pursuant to which the Group’s equity method investees, rather than the Group, are required to pay the deposits directly to the property developers and obliged to purchase any unsold units of properties at the end of exclusive sales period.

The deposits made by the Group under all the Exclusive Sales Contracts including those under the Self-Commitment Arrangement are recorded as deposits with real estate developers, net of allowance for doubtful accounts, under current assets on the Consolidated Balance Sheets. The Group assesses the recoverability of the deposits with real estate developers based on a combination of factors, including the contractual terms, the developers’ intention in entering into such arrangements as described above, the continuing assessment of the marketability of the properties during the exclusive sales period and the extended sales period, if any, historical experiences and negotiation results of developers’ action at the end of exclusive sales period, and the market price of similar properties. An allowance for doubtful accounts against the deposits is recorded when any portion of deposits is considered not recoverable.  The Group has not entered into any Self-Commitment Arrangements with real estate developers from 2018 onwards, all deposits made by the Group under the Self-Commitment Arrangement were fully returned to the Group during the year ended December 2018.